Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operations
Net income	$ 1,737	$ 2,578
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of deferred financing costs	204	235
Provision for credit losses	762	737
Change in loan origination fees, net	(396)	456
Depreciation and amortization	80	81
Gain on foreclosed assets, net		(8)
Loss on foreclosed assets	595	36
Gain on sale of real estate investments		(10)
Proceeds from the sale of real estate investments	2,998	2,131
Deferred revenue – real estate investments	74
Issuance of common A equity units for employee compensation	20	7
Net change in operating assets and liabilities:
Other assets	(534)	187
Accrued interest receivable	327	(501)
Customer interest escrow	61	(521)
Accrued interest payable	392	1,834
Accounts payable and accrued expenses	159	(41)
Net cash provided by operating activities	6,479	7,201
Cash flows from investing activities
Loan originations and principal collections, net	949	(2,851)
Additions for construction in foreclosed assets	(507)	(125)
Additions for construction in real estate investments	(4,432)	(1,896)
Investment in real estate assets	(330)
Proceeds from sale of foreclosed assets	992	1,549
Acquisition of 339, net of cash acquired	(2,996)
Net cash used in investing activities	(6,324)	(3,323)
Cash flows from financing activities
Contributions from common A equity holders		1,460
Contributions from preferred C equity holders	1,200
Distributions to preferred B equity holders		(1,900)
Distributions to preferred C equity holders	(245)	(1,539)
Distributions to common equity holders	(906)	(1,286)
Proceeds from secured note payable	9,637	13,630
Repayments of secured note payable	(13,049)	(14,542)
Proceeds from unsecured notes payable	17,342	3,315
Redemptions/repayments of unsecured notes payable	(14,188)	(3,406)
Repurchase of common A equity units		(180)
Deferred financing costs paid	(121)	(104)
Net cash used in financing activities	(330)	(4,552)
Net change in cash, cash equivalents and restricted cash	(175)	(674)
Cash, cash equivalents and restricted cash
Beginning of period	3,522	4,196
End of period	3,347	3,522
Supplemental disclosure of cash flow information
Cash paid for interest	4,280	6,464
Non-cash investing and financing activities
Earned by Series B preferred equity holders and distributed to customer interest escrow		47
Foreclosed assets transferred from loans receivable, net	2,306
Secured and unsecured notes payable transfers	1,209	777
Accrued interest payable transferred to unsecured notes payable	$ 1,435	$ 894